Stockholders' Equity - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class of Stock [Line Items]
Tier one capital required for capital adequacy to risk weighted assets, conservation buffer	2.50%	2.50%
Stock repurchased (in shares)		3,867,563	5,841,204
Additional shares authorized to be repurchased	5,039,310	5,039,310
Warrants issued (in shares)	1,707,456	1,707,456
Warrant exercise price (in dollars per share)	$ 17.57	$ 17.57
Payments for repurchase of warrants	$ 7,718,158	$ 7,744,000	$ 0	$ 0
Warrants repurchased during period (in shares)	892,240
Warrants outstanding (in shares)	808,616	808,616	1,700,856
Weighted Average
Class of Stock [Line Items]
Weighted average cost of repurchased stock (in dollars per share)		$ 22.72	$ 21.70